Deferred compensation awards - Activity relating to SAR Plan B awards (Detail) - SAR Plan B awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Outstanding
Outstanding (number of shares), Beginning	12,967,100
Outstanding (number of shares), Exercised	(3,697,000)
Outstanding (number of shares), Expired	(1,356,300)
Outstanding (number of shares), Ending	7,913,800	12,967,100
Outstanding (number of shares), Exercisable, Ending	6,831,500
Weighted-average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 509
Weighted-average grant date fair value per share, Exercised	535
Weighted-average grant date fair value per share, Expired	397
Weighted-average grant date fair value per share, Ending	516	¥ 509
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 526
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	2 years 3 months 18 days	2 years 8 months 12 days
Weighted-average remaining life until expiry (years), Exercisable	1 year 9 months 18 days